Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables
The following is a summary of accrued liabilities and other payables as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB in thousands
Accrued marketing expenses	1,292,710	1,497,695
Advances from/payables to third parties	551,167	864,244
Payables to producers and licensors	228,493	262,631
Leasing liabilities - current portion	214,624	149,304
Professional fees	86,795	137,597
Deposits	78,473	110,027
Consideration payable for acquisitions and investments	10,122	31,821
Other staff related cost	5,480	5,909
Interest payable	4,188	921
Others	82,229	114,417

Total	2,554,281	3,174,566